Comparison of Fair Values and Carrying Values of Financial Instruments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, at cost	₨ 708.8	$ 10.7	₨ 704.4